Interest Income and Expense (Tables)	12 Months Ended
Oct. 31, 2021
Analysis of income and expense [abstract]
Summary of Interest Income and Expenses by Basis of Accounting Classification
The following table presents interest income and interest expense by basis of accounting measurement.

Interest Income and Expense 1
(millions of Canadian dollars)	For the years ended October 31
	2021		2020
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost 2	$25,641	$3,394	$30,933	$6,547

Measured at FVOCI	576	n/a	1,543	n/a
	26,217	3,394	32,476	6,547

Not measured at amortized cost or FVOCI 3	3,364	2,056	3,357	4,789
Total	$29,581	$5,450	$35,833	$11,336

1	Certain comparative amounts have been restated to conform with the presentation adopted in the current year.
2	Includes interest expense on lease liabilities for the year ended October 31, 2021 of $ 144 million (October 31, 2020 – $ 153 million) .
3	Includes interest income, interest expense, and dividend income for financial instruments that are measured or designated at FVTPL and equities designated at FVOCI.